GOF P-7 07/15

SUPPLEMENT DATED JULY 24, 2015

TO THE CURRENTLY EFFECTIVE PROSPECTUS

 OF

EACH OF THE LISTED FUNDS

Franklin Money Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Institutional Fiduciary Trust

Money Market Portfolio

The Summary Prospectus and the Prospectus are amended as follows:

I.                   For the Franklin Money Fund:

In connection with amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, the Fund’s board of trustees (the “Board”) approved changes to the Fund’s investment policies to allow the Fund to qualify and begin operating as a “government money market fund,” as defined in the Amended Rule, effective November 1, 2015.  The Fund will invest, through The U.S. Government Money Market Portfolio (currently named “The Money Market Portfolio”), at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders and in conformance with the Amended Rule. In connection with these changes, the Fund will change its name to “Franklin U.S. Government Money Fund,” also effective November 1, 2015.

II.                For the Franklin Templeton Money Fund:

In connection with amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, the Fund’s board of trustees (the “Board”) approved changes to the Fund’s investment policies to allow the Fund to qualify and begin operating as a “government money market fund,” as defined in the Amended Rule, effective November 1, 2015.  The Fund will invest, through The U.S. Government Money Market Portfolio (currently named “The Money Market Portfolio”), at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders and in conformance with the Amended Rule. In connection with these changes, the Fund will change its name to “Franklin Templeton U.S. Government Money Fund,” also effective November 1, 2015.

III.             For the Institutional Fiduciary Trust - Money Market Portfolio:

In connection with amendments to Rule 2a-7 under the Investment Company Act of 1940 (the “Amended Rule”), which is the primary rule governing the operation of money market funds, the Fund’s board of trustees (the “Board”) approved changes to the Fund’s investment policies to allow the Fund to qualify and begin operating as a “government money market fund,” as defined in the Amended Rule, effective November 1, 2015.  The Fund will invest, through The U.S. Government Money Market Portfolio (currently named “The Money Market Portfolio”), at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.

The Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders and in conformance with the Amended Rule.

Please keep this supplement with your prospectus for future reference.

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